Disclosure of deferred taxes (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Income Taxes Disclosure Of Deferred Taxes 1	$ 9,326
Income Taxes Disclosure Of Deferred Taxes 2	3,410
Income Taxes Disclosure Of Deferred Taxes 3	2,754
Income Taxes Disclosure Of Deferred Taxes 4	2,709
Income Taxes Disclosure Of Deferred Taxes 5	1,959
Income Taxes Disclosure Of Deferred Taxes 6	1,759
Income Taxes Disclosure Of Deferred Taxes 7	(1,816)
Income Taxes Disclosure Of Deferred Taxes 8	(2,312)
Income Taxes Disclosure Of Deferred Taxes 9	(12,523)
Income Taxes Disclosure Of Deferred Taxes 10	(11,700)
Income Taxes Disclosure Of Deferred Taxes 11	(637)
Income Taxes Disclosure Of Deferred Taxes 12	(1,228)
Income Taxes Disclosure Of Deferred Taxes 13	(937)
Income Taxes Disclosure Of Deferred Taxes 14	$ (7,362)